General and administrative expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
General and administrative expenses (Details)
Professional fees	$ 24,320	$ 22,388	$ 56,773
Bank charges	3,971	3,922	3,789
Listing and filing fees	16,041	18,370	19,980
Office and miscellaneous	24,028	34,139	21,016
Consulting	111,693	128,320	108,513
Depreciation	0	205	87
Foreign exchange	(892)	4,333	3,403
General and administration	$ 179,161	$ 211,677	$ 213,561